Schedule of geographic concentration of the company’s assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Line Items]
Cash and cash equivalents	$ 478,983	$ 800,735
Accounts receivables and other receivables, net	2,771,443	5,528,826
Income taxes receivable	257,304	1,657,829
Other current assets	176,044	509,333
Property and equipment, net	444,967	593,357	$ 127,148
Intangible assets, net	6,730,155	6,168,534
Investment on Joint Venture	134,475
Total Assets	12,654,032	17,560,043
UNITED KINGDOM
Segment Reporting [Line Items]
Cash and cash equivalents	361,678	648,453
Accounts receivables and other receivables, net	201,715
Income taxes receivable	257,040	1,607,754
Other current assets	1,124,836	2,697,852
Property and equipment, net	444,967	593,358
Intangible assets, net	6,730,155	6,168,534
Investment on Joint Venture	134,476
Total Assets	9,254,867	11,715,951
NIGERIA
Segment Reporting [Line Items]
Cash and cash equivalents	60,264	33,458
Accounts receivables and other receivables, net	2,539,143	2,052,086
Other current assets	607,935	35,125
Total Assets	3,207,342	2,120,669
ARGENTINA
Segment Reporting [Line Items]
Cash and cash equivalents	35,878	49,740
Accounts receivables and other receivables, net	18,584	2,975,215
Other current assets	73,887	6,818
Total Assets	128,349	3,031,773
SOUTH AFRICA
Segment Reporting [Line Items]
Cash and cash equivalents	15,401	109
Accounts receivables and other receivables, net	11,500	500,114
Other current assets	6,903	2,915
Total Assets	33,804	503,138
Other [Member]
Segment Reporting [Line Items]
Cash and cash equivalents	5,761	100,911
Accounts receivables and other receivables, net	501	1,411
Income taxes receivable	264	50,075
Other current assets	23,144	36,115
Total Other	$ 29,670	$ 188,512